Stock-Based Compensation and Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 08, 2024	Aug. 11, 2023	Sep. 30, 2022	Dec. 27, 2023	Oct. 23, 2023	Sep. 27, 2023	Feb. 21, 2023	Sep. 27, 2022	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 29, 2024
Stock-Based Compensation and Common Stock (Details) [Line Items]
Share-Based Payment Arrangement, Amount Capitalized (in Dollars)														$ 500	$ 0
Employee Benefits and Share-Based Compensation (in Dollars)															800
General and Administrative Expense (in Dollars)									$ 4,011		$ 9,437	$ 10,162	$ 18,925	$ 15,529	11,626
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in Shares)														350,000,000
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)														250,000,000
Common Stock relating to a portion of outstanding stock options and restricted stock (in Shares)														100,000,000
Net of offering costs (in Dollars)													4,921	$ 8,784	15,302
Agreement term			3 years
Issuance of valuefor service (in Dollars)											$ 34		$ 106	$ 106
Description of RSU exchange program												the Company granted 1,117,457 Exchange Options to employees, which were scheduled to vest in equal amounts on March 31, 2024 and June 30, 2024. The Exchange Options had an initial fair value of $0.7 million, which is equal to the fair value of the Exchanged RSUs at the Exchange Date, and as such no additional compensation cost was recorded as a result of the modification on the Exchange Date. Concurrently with the grant of the Exchange Options, the Company granted 553,236 additional stock options with a fair value of $0.3 million to employees, which were scheduled to vest in equal amounts on June 30, 2024 and September 30, 2024. Both the Exchange Options and the additional options are classified as equity awards. As of June 30, 2024, 628,776 Exchange Options and 44,343 additional stock options were vested with a fair valuing totaling approximately $0.4 million. As of June 30, 2024, a total of 972,109 Exchange Options and additional stock options were forfeited.
Shareholder [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
General and Administrative Expense (in Dollars)															$ 600
GEM Global [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Payment of commitment fee in shares (in Shares)								200,000
Description of stock purchased agreement						On October 2, 2023, 0.2 million shares of Class A common stock and 2 thousand common stock warrants were issued to GEM Global.
Issuance of additional warrant (in Shares)								2,000
Vendor [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Issuance of shares for service (in Shares)										573
Issuance of valuefor service (in Dollars)										$ 100
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Unrecognized compensation (in Dollars)									$ 3,600			$ 3,600
Weighted-average period												9 months 18 days
Share Exchange Agreement [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Principal amount (in Dollars)	$ 300
Percentage of annual interest rate	8.00%
Description of payments term	Payments on the Amended Note included an upfront principal payment of $20,000, which was due and paid upon execution of the amendment, eight payments of $20,000 in principal and interest from July 2024 to February 2025, and a lump sum payment of the remaining principal and interest of approximately $0.08 million due no later than March 27, 2025.
Chief Executive Officer [Member] | Common Stock Class B [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Number of share offering for IPO (in Shares)														200,000
Class A Common Stock [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Common stock, par value				$ 0.0001					$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Conversion of preferred shares (in Shares)				1,000
Conversion price per share				$ 3
Conversion of share (in Shares)																1,000,000
Class A Common Stock [Member] | GEM Global [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Amount of commitment fee (in Dollars)						$ 6,000
Description of stock purchased agreement						On October 2, 2023, the 0.2 million shares of Class A common stock and 2 thousand common stock warrants were issued to GEM Global.
Class B Common Stock [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Common stock, par value									0.0001			0.0001		0.0001	0.0001
Series A Convertible Preferred Stock [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Conversion of preferred shares (in Shares)	1,000,000
Series A Preferred Stock [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Preferred stock, par value									$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Public Offering [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Number of share offering for IPO (in Shares)		100,000			600,000		100,000
Offering price per share		$ 45			$ 5.25		$ 234
Net of offering costs (in Dollars)		$ 4,500			$ 2,600		$ 12,000
Public Offering [Member] | Series A Warrants [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Offering price per share							$ 0.65
Public Offering [Member] | Series B Warrants [Member]
Stock-Based Compensation and Common Stock (Details) [Line Items]
Offering price per share							$ 0.75